CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	¥ 1,201	¥ 803
Land use rights	2,290	2,364
Right-of-use assets	287	295
Intangible assets	2,899	2,049
Goodwill	20,521	19,647
Investments accounted for using equity method	1,659	4,669
Financial assets at fair value through other comprehensive income	26,231	14,498
Other investments	303	309
Prepayments, deposits and other assets	365	425
Deferred tax assets	498	422
Term deposits	13,810	10,419
Total non-current assets	70,064	55,900
Current assets
Inventories	41	23
Accounts receivable	3,903	3,508
Prepayments, deposits and other assets	4,183	3,793
Other investments	83	46
Term deposits	15,763	13,999
Restricted cash	15	11
Cash and cash equivalents	8,470	13,164
Total current assets	32,458	34,544
Total assets	102,522	90,444
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	29,919	29,035
Shares held for share award schemes	(801)	(520)
Treasury shares	(664)	(550)
Other reserves	22,450	19,845
Retained earnings	29,381	20,051
Equity attributable to equity holders of the Company	80,287	67,863
Non-controlling interests	2,763	1,863
Total equity	83,050	69,726
Non-current liabilities
Notes payable	3,497	3,572
Other payables and other liabilities	379	0
Deferred tax liabilities	504	198
Lease liabilities	200	219
Deferred revenue	303	179
Total non-current liabilities	4,883	4,168
Current liabilities
Accounts payable	6,284	6,879
Other payables and other liabilities	3,558	3,381
Notes payables	0	2,154
Current tax liabilities	1,092	934
Lease liabilities	116	106
Deferred revenue	3,539	3,096
Total current liabilities	14,589	16,550
Total liabilities	19,472	20,718
Total equity and liabilities	¥ 102,522	¥ 90,444